UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C.

Form ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17CFR 240.15 Ga-1) for the reporting period to

Date of Report (Date of earliest event reported) –

NEW HAMPSHIRE HIGHER EDUCATION LOAN CORPORATION

(Exact name of issuing entity as specified in its charter)

Commission File Number of securitizer (if applicable): Not Applicable

Central Index Key Number of securitizer (if applicable): Not Applicable

Linda Crump (603) 227-5313

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15GA-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15GA-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15GA-1(c)(2)(ii)  ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of securitizer: 0001542185

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer.

Attached as Exhibit 99.1 hereto is an agreed-upon procedures report, dated September 24, 2020, of KPMG LLP, obtained by the sponsor, which report sets forth the findings of KPMG LLP.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

NEW HAMPSHIRE HIGHER EDUCATION LOAN CORPORATION

/s/ Linda Crump
By:	Linda Crump
Its:	Chief Financial Officer

Dated: September 28, 2020